Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information [Abstract]
Income Taxes Paid, Net			$ 43,505
Interest Paid			4,192
Debt Conversion, Converted Instrument, Amount					6,831
Non-cash financing activities and investing activities:
Change in accrued capital expenditures	48,182	61,783	112,606	5,510	(150)
Fixed assets additions under capital lease	$ 15,658	$ 0